Organization and Liquidity Risks - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 04, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Net loss		$ 9,971	$ 10,622	$ 9,188	$ 10,284	$ 8,204	$ 8,232	$ 29,781	$ 26,717	$ 36,147	$ 29,115
Cash used in operations								29,786	$ 23,742	32,953	27,123
Cash and cash equivalents		48,310						48,310		63,798	47,517
Accumulated deficit		148,734						148,734		$ 118,953	$ 82,806
Authorized shares of common stock										119,200,000	119,200,000
Common stock, par value										$ 0.0001	$ 0.0001
Working capital		$ 45,800						$ 45,800
Subsequent Event | Common Stock
Class Of Stock [Line Items]
Conversion of convertible preferred stock, common stock shares issued	17,467,184
Subsequent Event | Initial Public Offering
Class Of Stock [Line Items]
Shares issued during period	3,000,000
Shares issued, price per share	$ 12.00
Net proceeds received after deducting underwriting discounts and other offering related costs	$ 33,800
Authorized shares of common stock	500,000,000
Common stock, par value	$ 0.0001
Authorized shares of preferred stock	50,000,000
Preferred stock, par value	$ 0.0001
Subsequent Event | Underwriters Exercised Option to Purchase at IPO
Class Of Stock [Line Items]
Shares issued during period	427,360